Earnings/(loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Computation of Basic Earnings/(Loss) Per Share	The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net loss.

	June 30,
	2019	2020
Net income/(loss)	$7,237	$(23,830)
Less preferred dividend	5,745	5,746
Less mezzanine equity measurement	304	135
Net income/(loss) available to common shareholders	$1,188	$(29,711)
Weighted average number of shares, basic and diluted	101,412,749	103,067,556
Earnings/(loss) per share in U.S. Dollars, basic and diluted	$0.01	$(0.29)